LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–45.94%
INVESTMENT COMPANIES–45.94%
Equity Funds–16.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	8,247,655	$105,899,888
LVIP SSGA S&P 500 Index Fund	689,824	13,239,790
LVIP SSGA Small-Cap Index Fund	284,176	8,742,663
LVIP SSGA Small-Mid Cap 200 Fund	1,434,967	17,421,942
		145,304,283
Fixed Income Fund–14.05%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,145,991	124,757,081
		124,757,081
International Equity Funds–15.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	9,787,107	79,099,399
LVIP SSGA Emerging Markets 100 Fund	3,228,991	27,908,169
LVIP SSGA International Index Fund	3,388,434	30,956,729
		137,964,297
Total Affiliated Investments (Cost $381,134,854)		408,025,661

UNAFFILIATED INVESTMENTS–54.14%
INVESTMENT COMPANIES–54.14%
Equity Funds–17.15%
Health Care Select Sector SPDR Fund	190,927	17,517,552
Industrial Select Sector SPDR Fund	230,574	17,299,967
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF Trust	325,555	$ 91,962,776
SPDR® S&P 600 Small Cap ETF	383,926	25,596,347
		152,376,642
Fixed Income Funds–20.47%
SPDR® Bloomberg Barclays TIPS ETF	1,260,701	70,195,832
SPDR® Bloomberg Barclays High Yield Bond ETF	486,306	17,492,427
SPDR® FTSE International Government Inflation-Protected Bond ETF	322,664	17,449,669
SPDR® Portfolio Aggregate Bond ETF	2,686,327	76,667,772
		181,805,700
International Equity Funds–12.05%
SPDR® Portfolio Developed World ex-US ETF	1,791,633	52,333,600
SPDR® Portfolio Emerging Markets ETF	1,163,780	41,616,773
Vanguard FTSE Pacific ETF	198,322	13,061,487
		107,011,860
Money Market Fund–4.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	39,670,619	39,670,619
		39,670,619
Total Unaffiliated Investments (Cost $442,593,346)		480,864,821

TOTAL INVESTMENTS–100.08% (Cost $823,728,200)	888,890,482
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(742,108)
NET ASSETS APPLICABLE TO 75,502,836 SHARES OUTSTANDING–100.00%	$888,148,374

✧✧ Standard Class shares.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
14	British Pound	$1,142,400	$1,157,416	6/17/19	$—	$(15,016)
13	Euro	1,834,381	1,850,157	6/17/19	—	(15,776)
12	Japanese Yen	1,361,775	1,356,480	6/17/19	5,295	—
					5,295	(30,792)
Equity Contracts:
4	E-mini Russell 2000 Index	308,760	312,108	6/21/19	—	(3,348)
25	E-mini S&P 500 Index	3,547,250	3,509,590	6/21/19	37,660	—
5	E-mini S&P MidCap 400 Index	950,500	951,391	6/21/19	—	(891)
53	Euro STOXX 50 Index	1,945,295	1,920,420	6/21/19	24,875	—
12	FTSE 100 Index	1,127,114	1,106,409	6/21/19	20,705	—
7	Nikkei 225 Index (OSE)	1,339,619	1,345,107	6/13/19	—	(5,488)
					83,240	(9,727)
Total Futures Contracts					$88,535	$(40,519)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$408,025,661	$—	$—	$408,025,661
Unaffiliated Investment Companies	480,864,821	—	—	480,864,821
Total Investments	$888,890,482	$—	$—	$888,890,482
Derivatives:
Assets:
Futures Contracts	$88,535	$—	$—	$88,535
Liabilities:
Futures Contracts	$(40,519)	$—	$—	$(40,519)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Number of Shares 03/31/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-45.94%@
Equity Funds-16.36%@
✧✧LVIP SSGA Large Cap 100 Fund	$103,956,238	$—	$11,440,000	$(983,350)	$14,367,000	$105,899,888	8,247,655	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	4,105,865	8,440,000	—	—	693,925	13,239,790	689,824	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,899,274	—	300,000	(4,280)	1,147,669	8,742,663	284,176	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	39,493,823	—	26,480,000	(1,486,825)	5,894,944	17,421,942	1,434,967	—	—
Fixed Income Fund-14.05%@
✧✧LVIP SSGA Bond Index Fund	130,136,820	1,180,000	10,035,990	(349,902)	3,826,153	124,757,081	11,145,991	—	—
International Equity Funds-15.53%@
✧✧LVIP SSGA Developed International 150 Fund	75,475,234	1,000,000	3,690,000	(118,255)	6,432,420	79,099,399	9,787,107	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	17,071,842	10,800,000	520,000	6,474	549,853	27,908,169	3,228,991	—	—
✧✧LVIP SSGA International Index Fund	16,859,711	24,880,000	13,550,000	364,785	2,402,233	30,956,729	3,388,434	—	—
Total	$394,998,807	$46,300,000	$66,015,990	$(2,571,353)	$35,314,197	$408,025,661		$—	$—

@ As a percentage of Net Assets as of March 31, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4